8. SHORT-TERM NOTES PAYABLE	12 Months Ended
Dec. 31, 2014
Short-Term Notes Payable
SHORT-TERM NOTES PAYABLE

NOTE 8. SHORT-TERM NOTES PAYABLE

Short-term notes payable were $106,490 and $0 as of December 31, 2014 and December 31, 2013, respectively. Such notes payable for December 31, 2014 consisted of a note payable related to the Company’s financing of D&O insurance coverage.  The original loan amount was $190,251, and is to be repaid in monthly installments starting in September 2014 through May 2015 at an annual interest rate of 4.49%. For the year ended December 31, 2014, the Company has repaid $83,761 of the loan amount.